EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The following table presents an overview of the calculated basic and diluted earnings per share:

	For the three months ended September 30,		For the nine months ended September 30,
In millions (except for share and earnings per share information)	2025	2024	2025	2024
Net income attributable to equity holders of the Company	$143.1	$55.8	$295.9	$57.2
Basic weighted-average number of ordinary shares	556,199,402	505,412,690	555,203,601	490,972,248
Diluted weighted-average number of ordinary shares	563,532,523	507,716,795	562,594,355	493,776,517
Basic earnings per share	$0.26	$0.11	$0.53	$0.12
Diluted earnings per share	$0.25	$0.11	$0.53	$0.12